Accrued Liabilities	6 Months Ended
Jun. 30, 2020
Accrued Liabilities
Accrued Liabilities

7     Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2020	December 31, 2019
Accrued payroll	$866	$809
Accrued interest	2,437	3,910
Accrued scrubbers expenses	2,391	—
Accrued dry-docking expenses	4,041	—
Accrued expenses	4,885	3,808
Total	$14,620	$8,527

Accrued expenses mainly consisted of accruals related to the operation of the Company’s fleet and vessel additions as of June 30, 2020 and December 31, 2019.